Jun. 26, 2015
Eaton Vance Tax-Managed Equity Asset Allocation Fund

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

Supplement to Prospectus dated March 1, 2015

1. The following replaces “Principal Investment Strategies” under “Fund Summaries – Eaton Vance Tax-Managed Equity Asset Allocation Fund”:

The Fund normally invests at least 65% of its total assets in tax-managed portfolios sponsored by the Eaton Vance organization (“Tax-Managed Portfolios”) that primarily invest in common stocks of U.S. companies.  The Fund may invest up to 25% of its total assets in Tax-Managed Portfolios that primarily invest in small or emerging companies and up to 35% of its total assets in Tax-Managed Portfolios that primarily invest in foreign securities.  The Fund will at all times allocate its assets among at least three different Tax-Managed Portfolios and normally intends to invest in the five Tax-Managed Portfolios described below.  The Fund may also invest up to 20% of its total assets directly in preferred stocks.

Tax-Managed Growth Portfolio.  Tax-Managed Growth Portfolio's investment objective is to achieve long-term, after-tax returns for shareholders through investing in a diversified portfolio of equity securities.  The Portfolio invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects.  Although it invests primarily in U.S. companies, the Portfolio may invest up to 25% of its assets in foreign securities.

Tax-Managed International Equity Portfolio.  Tax-Managed International Equity Portfolio's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of foreign equity securities.  The Portfolio invests primarily in common stocks of companies domiciled in countries represented in the MSCI Europe, Australasia, Far East (“MSCI EAFE”) Index.  The MSCI EAFE Index is an unmanaged index of approximately 900 companies located in twenty-one countries.  The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

Tax-Managed Multi-Cap Growth Portfolio.  Tax-Managed Multi-Cap Growth Portfolio's investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities.  The Portfolio invests primarily in common stocks of growth companies that are attractive in their long-term investment prospects.  Although it invests primarily in U.S. companies, the Portfolio may invest up to 25% of its total assets in foreign securities.

Tax-Managed Small-Cap Portfolio.  Tax-Managed Small-Cap Portfolio's investment objective is to achieve long-term, after-tax returns for its shareholders.  The Portfolio invests primarily in a diversified portfolio of common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average of all publicly-traded companies in the United States.  The portfolio manager generally considers small-cap companies to be companies having a market capitalization that falls:  (i) within or below the range of companies in either the current S&P SmallCap 600 Index or the Russell 2000 Index; or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years.  The Portfolio normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies.  Although it invests primarily in U.S. companies, the Portfolio may invest up to 25% of its total assets in foreign securities.

Tax-Managed Value Portfolio.  Tax-Managed Value Portfolio's investment objective is to achieve long-term, after-tax returns for its shareholders.  The Portfolio invests in a diversified portfolio of value stocks.  Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive relative to the overall stock market.  Although it invests primarily in common stocks of U.S. companies, the Portfolio may invest up to 25% of its total assets in foreign securities.

Eaton Vance has broad discretion to allocate and reallocate the Fund's assets among the Tax-Managed Portfolios and other investments consistent with the Fund's investment objective and policies.  In allocating the Fund's assets, the portfolio managers seek to maintain broad diversification and to emphasize market sectors that Eaton Vance believes offer relatively attractive risk-adjusted return prospects, based on its assessment of current and future market trends and conditions. In addition, the buy and sell decisions for preferred stocks are also affected to a larger degree by the structure and features of the securities, the current and expected interest rate environment and regulatory actions relating to any specific security or class of security.  To the extent possible, adjustments in allocations among market sectors will be made in a tax-efficient manner, generally by investing Fund cash inflows into underweighted allocations and by withdrawing cash from overweighted allocations to reinvest in underweighted allocations. There can be no assurance that there will always be sufficient Fund cash inflows or available cash to alter the Fund's asset allocation without tax consequences to shareholders.  Eaton Vance may be subject to certain conflicts of interest in fulfilling its duties to the Fund and each Portfolio.  In making allocation decisions, the portfolio managers must make determinations on the basis of the best interests of the Fund and its shareholders.  Additional information about the Portfolios can be found in each Portfolio's Feeder Fund Summary Prospectus or in the Fund's Prospectus under “Further Information about the Portfolios.”

2. The following replaces “Equity Investing Risk” under “Principal Risks” in “Fund Summaries – Eaton Vance Tax-Managed Equity Asset Allocation Fund”:

Equity Investing Risk.  The Fund's shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole.  The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall.

3. The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance Tax-Managed Equity Asset Allocation Fund”:

Portfolio Managers

Lewis R. Piantedosi, Vice President of Eaton Vance, has managed the Fund since 2013.

John H. Croft, Vice President of Eaton Vance, has managed the Fund since June 2015.

4. The following replaces the third paragraph under “Tax-Managed Equity Asset Allocation Fund.” in “Management and Organization”:

Lewis R. Piantedosi has served as portfolio manager of the Fund since 2013 and John H. Croft has served as portfolio manager of the Fund since June 2015.  Messrs. Piantedosi and Croft have managed Eaton Vance portfolios for more than five years and are Vice Presidents of Eaton Vance and BMR.  Mr. Piantedosi also manages Tax-Managed Growth Portfolio, Tax-Managed Multi-Cap Growth Portfolio and other Eaton Vance portfolios.  Mr. Croft also manages Tax-Managed Global Dividend Income Fund and other Eaton Vance portfolios.

June 26, 2015	18836 6.26.15